Property and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property and Equipment, Net
Property and equipment, gross	$ 467		$ 467		$ 436
Less: accumulated depreciation and amortization	(257)		(257)		(220)
Property and equipment, net	210		210		216
Depreciation and amortization expense related to fixed assets	22	$ 20	43	$ 39
Depreciation and amortization expense related to capitalized software	15	$ 12	29	$ 25
Capitalized software for internal use
Property and Equipment, Net
Property and equipment, gross	314		314		304
Computer equipment
Property and Equipment, Net
Property and equipment, gross	74		74		65
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	51		51		52
Furniture, fixtures and other equipment
Property and Equipment, Net
Property and equipment, gross	6		6		6
Capital projects in progress
Property and Equipment, Net
Property and equipment, gross	$ 22		$ 22		$ 9